UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/09

Date of reporting period:	04/30/09

Item 1.       Reports to Stockholders.

April 30, 2009

Semi Annual Report

Institutional Diversified Stock Fund

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

The Victory Institutional
Funds

Table of Contents

Shareholder Letter	3

Financial Statements

Schedule of Portfolio Investments	5

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Supplemental Information

Trustee and Officer Information	19

Proxy Voting and Form N-Q Information	22

Expense Examples	22

Portfolio Holdings	23

Advisory Contract Renewal	24

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives a fee from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mention herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

866-689-6999

Visit our web site at:

www.VictoryConnect.com

This page is intentionally left blank.

Letter to Our Shareholders

"Nowhere to hide" was the theme for 2008. The S&P 500 suffered its worst calendar year since 1931. Volatility reached extreme levels not seen in decades. Despite aggressive monetary and fiscal stimulus, which prompted a number of short-term trading rallies, the overriding path was downward.

In the first quarter of 2009, the market continued its overall decline, but rallied sharply towards the end of the quarter to finish in strong fashion. While the economic backdrop remains challenging, indicators are becoming "less bad" and further government/Federal Reserve intervention has provided a lift to the equity market from oversold levels.

The Federal Reserve, in tandem with the U.S. Government, is using all of its tools in an attempt to stabilize financial markets. While specific details are still being determined, recent announcements of the Term Asset-backed Loan Facility (TALF) and the Public Private Investment Plan (PPIP) programs are gaining more support than previous endeavors. Encouragingly, these efforts are taking place simultaneously in different forms on a global scale. This globally coordinated effort to stabilize financial markets and stimulate economic activity could provide support and eventually work as a catalyst for future growth.

While there are still major headwinds, the market is coming off of its worst period in decades, and as a leading indicator of future activity, has priced-in much of the bad news with several technical indicators also pointing towards a recovery. We at Victory remain constructive on the longer term outlook, albeit cognizant of the short-term risks, and continue to hold to our three-tiered strategic plan for investment management:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, and straightforward — our goal is no surprises.

3.  Empowerment, Ownership, and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high quality investment products and services.

We appreciate your confidence in the Victory Funds. We continue to closely monitor the possibility of increased regulatory reform wrought by these tumultuous times, and will strive to embrace the programs and adopt the procedures necessary to safeguard our shareholders. If you have questions or would like further information, please feel free to contact us at 1-800-539-3863, or via our Website at www.VictoryConnect.com.

Mike Policarpo

President

The Victory Institutional Funds

The Victory Institutional Funds  Schedule of Portfolio Investments
Institutional Diversified Stock Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (2.9%)
Toyota Motor Credit Corp., 0.18% (a), 5/1/09	$14,471	$14,471
Total Commercial Paper (Amortized Cost $14,471)		14,471
Common Stocks (96.1%)
Aerospace/Defense (0.3%):
Boeing Co.	40,053	1,604
Banks (3.1%):
Northern Trust Corp.	141,000	7,665
PNC Financial Services Group, Inc. (b)	85,400	3,391
U.S. Bancorp	261,600	4,766
		15,822
Beverages (2.1%):
PepsiCo, Inc.	214,189	10,658
Biotechnology (1.6%):
Amgen, Inc. (c)	163,900	7,944
Brokerage Services (3.4%):
Charles Schwab Corp.	922,299	17,044
Computers & Peripherals (3.4%):
Dell, Inc. (c)	354,000	4,114
EMC Corp. (c)	1,015,575	12,725
		16,839
Consumer Products (1.4%):
Colgate-Palmolive Co.	120,000	7,080
Cosmetics & Toiletries (1.7%):
Estee Lauder Cos., Class A (b)	93,350	2,791
Procter & Gamble Co.	120,302	5,948
		8,739
Electronics (2.5%):
General Electric Co.	996,217	12,602
Financial Services (0.4%):
Goldman Sachs Group, Inc.	16,900	2,172
Food Processing & Packaging (0.6%):
H.J. Heinz Co.	85,000	2,926
Health Care (2.2%):
Alcon, Inc.	122,400	11,262
Home Builders (1.1%):
Toll Brothers, Inc. (b) (c)	265,072	5,370
Insurance (0.5%):
Prudential Financial, Inc.	85,198	2,461
Internet Business Services (1.6%):
Juniper Networks, Inc. (c)	366,000	7,924

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Internet Service Provider (1.2%):
Yahoo!, Inc. (c)	425,566	$6,081
Investment Companies (1.6%):
Invesco Ltd.	545,300	8,027
Manufacturing — Diversified (2.6%):
Illinois Tool Works, Inc.	124,000	4,067
Tyco International Ltd.	386,993	9,195
		13,262
Media (1.1%):
News Corp., Class A	665,243	5,495
Medical Supplies (1.1%):
Intuitive Surgical, Inc. (b) (c)	37,000	5,318
Mining (3.1%):
Barrick Gold Corp.	325,094	9,460
Newmont Mining Corp.	148,900	5,992
		15,452
Oil & Gas Exploration — Production & Services (1.9%):
Anadarko Petroleum Corp.	220,145	9,479
Oil Companies — Integrated (1.6%):
Hess Corp.	147,614	8,088
Oilfield Services & Equipment (7.4%):
Halliburton Co.	806,029	16,298
Schlumberger Ltd.	423,910	20,767
		37,065
Paint, Varnishes & Enamels (0.9%):
The Sherwin-Williams Co.	82,000	4,644
Pharmaceuticals (6.5%):
Johnson & Johnson	244,300	12,792
Merck & Co., Inc.	443,875	10,760
Pfizer, Inc.	426,000	5,691
Teva Pharmaceutical Industries Ltd., Sponsored ADR	82,800	3,634
		32,877
Restaurants (2.2%):
McDonald's Corp.	207,658	11,066
Retail (3.3%):
Target Corp.	401,800	16,578
Retail — Discount (3.8%):
Wal-Mart Stores, Inc.	375,800	18,940
Retail — Drug Stores (3.3%):
CVS Caremark Corp.	528,714	16,803
Retail — Specialty Stores (5.1%):
Bed Bath & Beyond, Inc. (c)	91,912	2,796
Lowe's Cos., Inc.	1,059,198	22,773
		25,569

See notes to financial statements.

The Victory Institutional Funds  Schedule of Portfolio Investments — continued
Institutional Diversified Stock Fund  April 30, 2009

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Semiconductors (6.9%):
Intel Corp.	1,006,470	$15,882
Lam Research Corp. (c)	223,000	6,217
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	1,172,987	12,399
		34,498
Software & Computer Services (7.5%):
Adobe Systems, Inc. (c)	362,000	9,901
Microsoft Corp.	705,525	14,294
Oracle Corp.	693,200	13,406
		37,601
Steel (2.4%):
Nucor Corp.	291,000	11,841
Transportation Services (3.3%):
United Parcel Service, Inc., Class B	320,123	16,755
Utilities — Electric (1.4%):
Exelon Corp.	152,879	7,052
Utilities — Telecommunications (2.0%):
AT&T, Inc.	383,000	9,812
Total Common Stocks (Cost $481,546)		482,750
Short-Term Securities Held as Collateral for Securities Lending (2.9%)
Pool of various securities for Victory Funds — footnote 2 (Securities Lending)	$15,524	$15,492
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $15,524)		15,492
Total Investments (Cost $511,541) — 102.1%		512,713
Liabilities in excess of other assets — (2.1)%		(10,478)
NET ASSETS — 100.0%		$502,235

(a)  Rate represents the effective yield at purchase.

(b)  A portion or all of the security was held on loan.

(c)  Non-income producing security.

ADR — American Depositary Receipt

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2009

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Institutional Diversified Stock Fund
ASSETS:
Investments, at value (Cost $511,541) (a)	$512,713
Cash	50
Interest and dividends receivable	617
Receivable for capital shares issued	405
Receivable for investments sold	8,341
Prepaid expenses	75
Total Assets	522,201
LIABILITIES:
Payable for investments purchased	4,072
Payable for capital shares redeemed	110
Payable for return of collateral received	15,524
Accrued expenses and other payables:
Investment advisory fees	200
Administration fees	9
Accounting fees	3
Transfer agent fees	11
Other accrued expenses	37
Total Liabilities	19,966
NET ASSETS:
Capital	695,690
Undistributed net investment income	363
Accumulated net realized losses from investments	(194,990)
Net unrealized appreciation on investments	1,172
Net Assets	$502,235
Shares (unlimited number of shares authorized with a par value of $0.001 per share)	64,197
Net asset value, offering price & redemption price per share	$7.82

(a) Includes securities on loan of $14,729.

See notes to financial statements.

Statement of Operations

The Victory Institutional Funds  For the Six Months Ended April 30, 2009

(Amounts in Thousands)  (Unaudited)

Institutional Diversified Stock Fund
Investment Income:
Interest income	$33
Dividend income	4,737
Total Income	4,770
Expenses:
Investment advisory fees	1,042
Administration fees	47
Accounting fees	14
Custodian fees	35
Transfer agent fees	39
Trustees' fees	21
Legal and audit fees	32
Other expenses	85
Total Expenses	1,315
Net Investment Income	3,455
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(131,248)
Net change in unrealized appreciation/depreciation on investments	111,004
Net realized/unrealized losses from investments	(20,244)
Change in net assets resulting from operations	$(16,789)

See notes to financial statements.

Statements of Changes in Net Assets

The Victory Institutional Funds

(Amounts in Thousands)

	Institutional Diversified Stock Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$3,455	$6,136
Net realized losses from investment transactions	(131,248)	(63,236)
Net change in unrealized appreciation/depreciation on investments	111,004	(145,094)
Change in net assets resulting from operations	(16,789)	(202,194)
Distributions to shareholders:
From net investment income	(3,325)	(5,964)
From net realized gains	—	(21,469)
Change in net assets resulting from distributions to shareholders	(3,325)	(27,433)
Change in net assets from capital transactions	94,378	200,913
Change in net assets	74,264	(28,714)
Net Assets:
Beginning of period	427,971	456,685
End of period	$502,235	$427,971
Undistributed net investment income	$363	$233
Capital Transactions:
Proceeds from shares issued	$122,047	$266,033
Dividends reinvested	3,007	23,436
Cost of shares redeemed	(30,676)	(88,556)
Change in net assets from capital transactions	$94,378	$200,913
Share Transactions:
Issued	17,587	23,360
Reinvested	411	1,903
Redeemed	(4,290)	(7,944)
Change in shares	13,708	17,319

See notes to financial statements.

Financial Highlights

The Victory Institutional Funds

For a Share Outstanding Throughout Each Period

	Institutional Diversified Stock Fund
	Six Months Ended April 30, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006	Year Ended October 31, 2005(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.48	$13.77	$11.79	$10.19	$10.00
Investment Activities:
Net investment income	0.07	0.15	0.15	0.09	0.02
Net realized and unrealized gains (losses) on investments	(0.67)	(4.65)	2.16	1.60	0.19 (e)
Total from Investment Activities	(0.60)	(4.50)	2.31	1.69	0.21
Distributions:
Net investment income	(0.06)	(0.14)	(0.15)	(0.09)	(0.02)
Net realized gains from investments	–	(0.65)	(0.18)	–	–
Total Distributions	(0.06)	(0.79)	(0.33)	(0.09)	(0.02)
Net Asset Value, End of Period	$7.82	$8.48	$13.77	$11.79	$10.19
Total Return (b)	(7.08)%	(34.44)%	19.87%	16.62%	2.08%
Ratios/Supplemental Data:
Net assets at end of period (000)	$502,235	$427,971	$456,685	$203,669	$42,173
Ratio of expenses to average net assets (c)	0.63%	0.61%	0.65%	0.61%	0.61%
Ratio of net investment income to average net assets (c)	1.65%	1.31%	1.21%	0.87%	0.86%
Ratio of expenses to average net assets (c) (d)	0.63%	0.61%	0.65%	0.69%	1.13%
Ratio of net investment income to average net assets (c) (d)	1.65%	1.31%	1.21%	0.79%	0.34%
Portfolio turnover (b)	59%	123%	102%	92%	28%

(a)  The Fund commenced operations on June 24, 2005.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Notes to Financial Statements

The Victory Institutional Funds  April 30, 2009

(Unaudited)

1.  Organization:

The Victory Institutional Funds (the "Trust") was organized on August 1, 2003, as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one fund. The accompanying financial statements are those of the Institutional Diversified Stock Fund (the "Fund").

The Fund is authorized to issue one class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using that last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

Effective November 1, 2008, the Fund began applying the standard established under Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Notes to Financial Statements — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009 (amounts in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Institutional Diversified Stock Fund	$482,750	$29,782	$181	$512,713

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Institutional Diversified Stock Fund
Balance as of 10/31/08	$1,452
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation (a)	(32)
Net purchases (sales)	(1,239)
Transfers in and/or out of Level 3	—
Balance as of 4/30/09	$181

(a) The change in unrealized appreciation/depreciation is attributable to investments held at April 30, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund's investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and

Notes to Financial Statements — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of April 30, 2009, the Fund did not hold any futures contracts.

Securities Purchased on a When-Issued Basis:

The Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of April 30, 2009, the Fund had no outstanding "when-issued" purchase commitments.

Securities Lending:

The Fund may, from time to time, lend securities from its portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Fund will limit its securities lending activity to 33 1/3% of its total assets. KeyBank National Association ("KeyBank"), the Fund's custodian and an affiliate of Victory Capital Management Inc., the Fund's investment adviser ("VCM" or the "Adviser"), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which it receives a fee. KeyBank's fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the six months ended through April 30, 2009, KeyBank received $25 (amount in thousands) in total from the Trust, The Victory Portfolios and The Victory Variable Insurance Funds (the "Victory Trusts") for its services as lending agent. Under guidelines established by the Board, the Fund must maintain loan collateral (with KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit

Notes to Financial Statements — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Fund, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The Fund loaned securities and received cash collateral with the following values as of April 30, 2009 (amounts in thousands):

Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by KeyBank from Securities Lending
$14,729	$15,492	$10,611	$1

The cash collateral received by the Funds in the Victory Trusts on April 30, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
AIM Treasury Portfolio, 0.30% (a)	$61,364
Dreyfus Government Cash Management Fund, 0.24% (a)	50,000
DWS Government Cash, 0.27% (a)	80,000
Goldman Sachs Financial Square Government Fund, 0.39% (a)	80,000
JP Morgan US Government Money Market Fund, 0.37% (a)	80,000
Merrill Lynch Government Fund, 0.27% (a)	100,000
Reserve Primary Fund, 0.00% (a)	9,469
Repurchase Agreements
Bank of America, 0.31%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $50,000 collateralized by various corporate securities, 0.00%-1.33%, 3/23/10-7/26/10, market value $51,500)	50,000
Morgan Stanley, 0.45%, 5/1/09 Date of Agreement, 4/30/09, Proceeds at maturity $150,002 collateralized by various corporate and government securities, 0.00%-17.00%, 5/1/09-6/19/99, market value $153,297)	150,000
Deutsche Bank, 0.30%, 5/1/09 (Date of Agreement, 4/30/09, Proceeds at maturity $150,001 collateralized by various corporate securities, 0.00%-7.70%, 9/15/16-12/10/49, market value $154,500)	150,000
Total Market Value	$810,833

(a) Rate disclosed is the one day yield as of 4/30/09.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclass of market discounts and gain/loss), such amounts are

Notes to Financial Statements — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Fund complies with Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (e.g., the last 4 tax year ends and the interim tax period since then). FIN 48 did not impact the Fund's net assets or result of operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and capital gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

New Accounting Standards:

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities"("SFAS 161"). SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

In April 2009, FASB issued FASB Staff Position No. 157-4. "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds financial statement disclosures.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2009 were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities	Sales (excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$317,775	$233,248	$—	$—

Notes to Financial Statements — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by VCM, a wholly owned subsidiary of KeyBank. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive 0.50% of the average daily net assets of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank, serving as custodian for the Fund receives custodian fees computed at the annual rate of 0.013% of the first $10 billion of the Victory Trusts' average daily net assets, 0.0113% of the Victory Trusts' average daily net assets between $10 billion and $12.5 billion and 0.0025% of the Victory Trusts' average daily net assets greater than $12.5 billion. Average daily net assets for this computation does not include International Fund and International Select Fund. The Fund reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also acts as the Fund's Administrator and Fund Accountant. Under the terms of the Administration and Fund Accountant Agreement, VCM's fee is computed daily and paid monthly at the annual rate of 0.03% of the Trust's average daily net assets up to $100 million, and 0.02% for all net assets exceeding $100 million, subject to an annual minimum fee of $25,000 per year for providing administration services. VCM also receives $25,000 per year for providing fund accounting services.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Fund's sub-administrator and sub-fund accountant. Under the terms of a Sub-Administration Agreement between VCM and Citi, VCM pays Citi for providing these services. The Fund also reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Fund's Transfer Agent. Under the terms of the Transfer Agent Agreement, Citi is entitled to fees of $25,000 per year. In addition, Citi is entitled to reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund and International Select Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of eight basis points on $200 million for providing the Line of Credit. For the six months ended April 30, 2009, the Victory Trusts paid approximately $80 to KeyCorp for the Line of Credit fee (amount in thousands). Effective June 1, 2009, KeyCorp will receive an annual commitment fee of 30 basis points on $150 million for providing the Line of Credit. Each fund in the Victory Trusts (except International Fund and International Select Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six months ended April 30, 2009 was $9 (amount in thousands). The average interest rate for the six months ended April 30, 2009 was 0.96%. At April 30, 2009, the Fund had no loans outstanding with KeyCorp.

Notes to Financial Statements — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

7.  Federal Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2009.

The tax character of distributions paid during the fiscal year ended October 31, 2008 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Institutional Diversified Stock Fund	$21,130	$6,303	$27,433

The tax character of distributions paid during the fiscal year ended October 31, 2007 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because for tax purposes, dividends are recognized when actually paid) (amounts in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Institutional Diversified Stock Fund	$5,795	$237	$6,032

As of October 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
Institutional Diversified Stock Fund	$244	$(54,196)	$(119,379)	$(173,331)

*The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of October 31, 2008, the Fund had capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury obligations of $54,196 (amount in thousands), expiring in 2016.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2009, is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Institutional Diversified Stock Fund	$533,446	$29,743	$(50,476)	$(20,733)

Supplemental Information

The Victory Institutional Funds  April 30, 2009

(Unaudited)

Other Information

On December 3, 2008, the Victory Institutional Funds (the "Fund") dismissed PricewaterhouseCoopers LLP as its independent registered public accounting firm. The Fund's Audit Committee and Board of Trustees participated in and approved the decision to change its independent registered public accounting firm.

The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principle.

During the two most recent fiscal years and through December 3, 2008, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years.

The Fund engaged Ernst & Young LLP as its new independent registered public accounting firm as of December 3, 2008.

Trustee and Officer Information

Board of Trustees.

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board, in accordance with the laws of the State of Delaware. There are currently twelve Trustees, ten of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees"), and two of whom are "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, length of time served, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees one portfolio in the Trust, one portfolio in The Victory Variable Insurance Funds and 22 portfolios in The Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Independent Trustees.

Mr. David Brooks Adcock (1951)	Trustee	May 2005	General Counsel, Duke University and Duke University Health System (1982-2006).	Hospital Partners of America.

Mr. Nigel D. T. Andrews (1947)	Vice Chair and Trustee	August 2002	Retired (since 2001).	Chemtura Corporation; Old Mutual plc.

Teresa C. Barger (1955)	Trustee	December 2008	Chief Investment Officer/Chief Executive Officer, Cartica Capital LLC (since, 2007); Director of the Corporate Governance and Capital Markets Advisory Department for the World Bank and International Finance Corporation (2004-2007).	None.

Supplemental Information — continued

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(Unaudited)

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Ms. E. Lee Beard (1951)	Trustee	May 2005	President Principal Owner (since 2003) The Henlee Group.	None.

Ms. Lyn Hutton (1950)	Trustee	March 2002	Chief Investment Officer, The Commonfund for Nonprofit Organizations (since January 2003).	None.

Mr. John L. Kelly (1953)	Trustee	May 2008	Managing Director, JL Thornton & Co. Financial Consultant (since 2003).	None.

David L. Meyer (1957)	Trustee	December 2008	Retired (since 2008). Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (Mercantile Bankshares Corp. prior to March 2007) (since 2002).	None.

Dr. Thomas F. Morrissey (1934)	Trustee	November 1994	Retired. Professor Emeritus (1970-2004), Weatherhead School of Management, Case Western Reserve University.	None.

Ms. Karen F. Shepherd (1940)	Trustee	August 2002	Retired.	UBS Bank USA; OC Tanner Co.

Mr. Leigh A. Wilson (1944)	Chair and Trustee	November 1994	Chief Executive Officer, Third Wave Associates (p/k/a New Century Living, Inc.) (full service independent living for senior citizens); Director, The Mutual Fund Directors Forum (since 2004).	Chair, Old Mutual Advisor II Funds (23 portfolios) and Old Insurance (8 Portfolios); Trustee, Old Mutual Funds III (12 Portfolios).

Interested Trustees.

David C. Brown (1972)	Trustee	May 2008	Chief Operating Officer, Victory Capital Management, Inc. (since July 2004); Chief Financial Officer and Chief Operating Officer, Gartmore Emerging Managers (February 1999-July 2004).	None.

Supplemental Information — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

Name (Year of Birth)	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held in Public Companies
Thomas W. Bunn (1953)	Trustee	May 2008	Retired (since February 28, 2009); Vice Chair, KeyCorp National Banking (since July 2005); Senior Executive Vice President of Key's Corporate Finance Group (March 2002-July 2005).	None.

Messres Brown and Bunn are "Interested Persons" by reason of their relationship with KeyCorp.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 1-800-539-3863.

Officers.

The officers of the Trust, their ages, the length of time served and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219-3035. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name (Year of Birth)	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Mr. Michael Policarpo, II (1974)	President	May 2008 (Officer since May 2006)	Managing Director of the Adviser (since July 2005). Vice President of Finance, Gartmore Global Investments, (August 2004-July 2005). Chief Financial Officer Advisor Services, Gartmore Global Investments Inc. (August 2003-August 2004).

Mr. Peter W. Scharich (1964)	Vice President	May 2008	Managing Director, Mutual Fund Administration, the Adviser (since January 2006), Managing Director, Strategy, the Adviser (March 2005-January 2006), Chief Financial Officer, the Adviser (September 2002-March 2005).

Mr. Christopher K. Dyer (1962)	Secretary	February 2006	Head of Mutual Fund Administration, the Adviser.

Mr. Jay G. Baris (1954)	Assistant Secretary	December 1997	Partner, Kramer Levin Naftalis & Frankel LLP.

Mr. Christopher E. Sabato (1968)	Treasurer	May 2005	Senior Vice President, Fund Administration, Citi.

Mr. Michael J. Nanosky (1966)	Anti-Money Laundering Compliance Officer and Identity Theft Officer	February 2009	Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Inc. (since 2008); Vice President and Managing Director of Regulatory Compliance, National City Bank-Allegiant Asset Management (2004-2008); Vice President and Director of Fund Administration and Compliance, National City Bank-Allegiant Asset Management (2002-2004).

Mr. Edward J. Veilleux (1943)	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting) since 2002.

Supplemental Information — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1-800-539-3863. The information included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.victoryconnect.com and on the Securities and Exchange Commissions website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Securities and Exchange Commission at 1-202-551-8090.

Expense Examples

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 through April 30, 2009.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Institutional Diversified Stock Fund	$1,000.00	$929.20	$3.01	0.63%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs and will not help you determine the relative total costs of owning different funds.

Supplemental Information — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08-4/30/09	Expense Ratio During Period** 11/1/08-4/30/09
Institutional Diversified Stock Fund	$1,000.00	$1,021.67	$3.16	0.63%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**Annualized

Portfolio Holdings

(As a Percentage of Total Investments)

Victory Institutional Diversified Stock Fund

Supplemental Information — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of the Fund at its regular meeting, which was called for that purpose, on December 3, 2008. The Board also considered information relating to the Agreement at a meeting on October 22, 2008. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• Services provided under the Agreement;

• Requirements of the Fund for the services provided by the Adviser;

• The quality of the services provided and expected to be provided;

• Fees payable for the services and whether the fee arrangements provided for economies of scale benefits to Fund shareholders as the Fund grows;

• Total expenses of the Fund;

• The Adviser's commitments to operating the Fund at competitive expense levels;

• Profitability of the Adviser (as reflected by comparing fees earned against the Adviser's costs) with respect to the Adviser's relationship with the Fund;

• Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

• Capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board carefully reviewed the factors and methodology used in the selection of the Fund's peer group. When relevant, the Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts. The Trustees considered the Fund's small size at under $500 million in noting the absence of breakpoints in the advisory fee schedule for the Fund.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index. The Board recognized that the Fund's performance is provided net of expenses, while the benchmark indices are gross returns.

The Board reviewed specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered, and it is presumed that each Trustee attributed different weights to various factors.

The Board compared the Fund's 0.53% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was substantially lower than the median gross management fee of 0.79% for the peer group. The Board also compared the Fund's total annual expense ratio of 0.64% to the median total expense ratio for the peer group and considered the fact that Fund's ratio was significantly lower than the peer group median of 1.00%. The Board then compared the Fund's performance for the one-year and three-year periods ended July 31, 2008 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods. The Board noted that the Fund had also outperformed its benchmark index and its Morningstar category average in each of the periods reviewed.

Having concluded, among other things, that: (1) the Fund's management fee and total annual expenses were well within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund

Supplemental Information — continued

The Victory Institutional Funds  April 30, 2009

(Unaudited)

had excellent performance during the periods reviewed, including outperforming its benchmark and its Morningstar category average: the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives;

• The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our web site at:	Call Victory at:
www.VictoryConnect.com	866-689-6999

VIF-IDS-SEMI (4/09)

Item 2.       Code of Ethics.

Not applicable — only for annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.     Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Institutional Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	July 6, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	July 6, 2009

* Print the name and title of each signing officer under his or her signature.